Financial instruments (Details1) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2011 Original Cost [Member] CAD	Dec. 31, 2010 Original Cost [Member] CAD	Dec. 31, 2011 Estimate of Fair Value [Member] CAD	Dec. 31, 2010 Estimate of Fair Value [Member] CAD
Change in original cost and estimated fair value of the Company's long-term floating rate notes
As at January 1		879		828	117	129	70	70
Disbursements/ Redemption of notes	(105)	(12)	(117)	(68)	(12)	(12)	0	(8)
Accretion					0	0	5	6
Change in market assumptions					0	0	4	2
As at December 31		989		879	105	117	79	70